Taxes Payable	12 Months Ended
Jun. 30, 2025
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 7 — TAXES PAYABLE

Tax payables consisted of the following:

	As of June 30,
	2025	2024
Income tax payable	$633,818	$874,547
Withholding tax payable	231	519
VAT tax payable	535	546
Tax payables	$634,584	$875,612